Share-Based Payments - Impact on Net Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 419	$ 405	$ 349
Tax benefit for share-based compensation expense	(139)	(129)	(99)
Share-based payment expense, net of tax	280	276	250
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	166	150	165
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	228	211	183
Total Shareholder Return Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	17	28	15
Directors' compensation and other [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	5	2	3
Performance Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment expense	$ 3	$ 14	$ (17)